CAPITAL RESERVE	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
CAPITAL RESERVE	CAPITAL RESERVE

	Six Months Ended June 30,
	2026	2025
As of January 1	90,763	78,037
Issue of ordinary shares in relation to employee stock purchase plan (Note 11)	215	147
Share options exercised (Notes 11, 13, 14)	—	302
Issue of ordinary shares as a payment of consideration for OddsJam acquisition (Note 5)	—	9,971
Issue of restricted share awards (Notes 11, 14)	422	498
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	3,040	1,366
Share options expired (Notes 13, 14)	96	13
As of June 30	94,536	90,334

The Interim Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2025 includes an amount of $384 relating to proceeds for share options that were exercised during the year ended December 31, 2024.